Summary of Significant Accounting and Reporting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting and Reporting Policies
Nature of Operations

Nature of Operations

Hilltop Holdings Inc. (“Hilltop” and, collectively with its subsidiaries, the “Company”) is a financial holding company registered under the Bank Holding Company Act of 1956, as amended by the Gramm-Leach-Bliley Act of 1999. On November 30, 2012, Hilltop acquired PlainsCapital Corporation pursuant to a plan of merger whereby PlainsCapital Corporation merged with and into a wholly owned subsidiary of Hilltop (the “PlainsCapital Merger”), which continued as the surviving entity under the name “PlainsCapital Corporation” (“PlainsCapital”).

The Company has two primary operating business units, PlainsCapital and National Lloyds Corporation (“NLC”). PlainsCapital is a financial holding company, headquartered in Dallas, Texas, that provides, through its subsidiaries, an array of financial products and services. In addition to traditional banking services, PlainsCapital provides residential mortgage lending, investment banking, public finance advisory, wealth and investment management, treasury management, capital equipment leasing, fixed income sales, asset management, and correspondent clearing services. NLC is a property and casualty insurance holding company that provides, through its subsidiaries, fire and homeowners insurance to low value dwellings and manufactured homes primarily in Texas and other areas of the southern United States.

On September 13, 2013 (the “Bank Closing Date”), PlainsCapital Bank (the “Bank”) assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of Edinburg, Texas-based First National Bank (“FNB”) from the Federal Deposit Insurance Corporation (the “FDIC”), as receiver, and reopened former FNB branches acquired from the FDIC under the “PlainsCapital Bank” name (the “FNB Transaction”). Pursuant to the Purchase and Assumption Agreement (the “P&A Agreement”), the Bank and the FDIC entered into loss-share agreements whereby the FDIC agreed to share in the losses of certain covered loans and covered other real estate owned (“OREO”) that the Bank acquired, as further described in Note 2 to the consolidated financial statements. The fair value of the assets acquired was $2.2 billion, including $1.1 billion in covered loans, $286.2 million in securities, $135.2 million in covered OREO and $42.9 million in non-covered loans. The Bank also assumed $2.2 billion in liabilities, consisting primarily of deposits. The acquisition of FNB’s expansive branch network allowed the Bank to increase its presence in Texas to include the Rio Grande Valley, Houston, Corpus Christi, Laredo and El Paso markets, among others.

On March 31, 2014, the Company entered into a definitive merger agreement with SWS Group, Inc. (“SWS”) providing for the merger of SWS with and into Peruna LLC, a wholly owned subsidiary of Hilltop formed for the purpose of facilitating this transaction. SWS stockholders will receive per share consideration of 0.2496 shares of Hilltop common stock and $1.94 of cash, equating to $7.25 per share based on Hilltop’s closing price on June 30, 2014. The value of the merger consideration will fluctuate with the market price of Hilltop common stock. The Company intends to fund the cash portion of the consideration through available cash. The merger is subject to customary closing conditions, including regulatory approvals and approval of the stockholders of SWS, and is expected to be completed prior to the end of 2014.

Nature of Operations

Hilltop Holdings Inc. (“Hilltop” and, collectively with its subsidiaries, the “Company”) was organized in July 1998 as a Maryland corporation. Hilltop is a financial holding company registered under the Bank Holding Company Act of 1956, as amended by the Gramm-Leach-Bliley Act of 1999. On November 30, 2012, Hilltop acquired PlainsCapital Corporation pursuant through a plan of merger whereby PlainsCapital Corporation merged with and into a wholly owned subsidiary (the “PlainsCapital Merger”), which continued as the surviving entity under the name “PlainsCapital Corporation” (“PlainsCapital”).

PlainsCapital is a financial holding company, headquartered in Dallas, Texas, that provides, through its subsidiaries, an array of financial products and services. In addition to traditional banking services, PlainsCapital provides residential mortgage lending, investment banking, public finance advisory, wealth and investment management, treasury management, capital equipment leasing, fixed income sales, asset management, and correspondent clearing services. The operating results of Hilltop for the year ended December 31, 2012 include the results from the operations acquired in the PlainsCapital Merger for the month ended December 31, 2012. Certain disclosures within the notes to consolidated financial statements are specific to financial products and services of PlainsCapital and its subsidiaries and therefore include information at December 31, 2013 and 2012 and relating to the post-acquisition year ended December 31, 2013 and one month period ended December 31, 2012.

Prior to the consummation of the PlainsCapital Merger, the Company’s primary operations were limited to providing fire and homeowners insurance to low value dwellings and manufactured homes primarily in Texas and other areas of the southern United States through the Company’s wholly owned property and casualty insurance holding company, National Lloyds Corporation (“NLC”), formerly known as NLASCO, Inc.

On September 13, 2013 (the “Bank Closing Date”), PlainsCapital Bank (the “Bank”) assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of Edinburg, Texas-based First National Bank (“FNB”) from the Federal Deposit Insurance Corporation (the “FDIC”), as receiver, and reopened former FNB branches acquired from the FDIC under the “PlainsCapital Bank” name (the “FNB Transaction”). Pursuant to the Purchase and Assumption Agreement (the “P&A Agreement”), the Bank and the FDIC entered into loss-share agreements whereby the FDIC agreed to share in the losses of certain covered loans and covered other real estate owned (“OREO”) that the Bank acquired, as further described in Note 2 to the consolidated financial statements. Based on preliminary purchase date valuations, the fair value of the assets acquired was $2.2 billion, including $1.1 billion in covered loans, $286.2 million in securities, $135.2 million in covered OREO and $42.9 million in non-covered loans. The Bank also assumed $2.2 billion in liabilities, consisting primarily of deposits. FNB’s expansive branch network allows the Bank to further develop its Texas footprint through expansion into the Rio Grande Valley, Houston, Corpus Christi, Laredo and El Paso markets, among others.

Basis of Presentation

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”), and in conformity with the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, these financial statements contain all adjustments necessary for a fair statement of the results of the interim periods presented. Accordingly, the financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013. Results for interim periods are not necessarily indicative of results to be expected for a full year or any future period.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates regarding the allowance for loan losses, the fair values of financial instruments, the amounts receivable under the loss-share agreements with the FDIC (“FDIC Indemnification Asset”), reserves for losses and loss adjustment expenses, the mortgage loan indemnification liability, and the potential impairment of assets are particularly subject to change. The Company has applied its critical accounting policies and estimation methods consistently in all periods presented in these consolidated financial statements.

Certain reclassifications have been made to the prior period consolidated financial statements to conform with the current period presentation.

Hilltop owns 100% of the outstanding stock of PlainsCapital. PlainsCapital owns 100% of the outstanding stock of the Bank and 100% of the membership interest in PlainsCapital Equity, LLC. The Bank owns 100% of the outstanding stock of PrimeLending, a PlainsCapital Company (“PrimeLending”), PCB-ARC, Inc. and RGV-ARC, Inc. The Bank has a 100% membership interest in First Southwest Holdings, LLC (“First Southwest”) and PlainsCapital Securities, LLC.

Hilltop also owns 100% of NLC, which operates through its wholly owned subsidiaries, National Lloyds Insurance Company (“NLIC”) and American Summit Insurance Company (“ASIC”).

PrimeLending owns a 100% membership interest in PrimeLending Ventures Management, LLC, the controlling and sole managing member of PrimeLending Ventures, LLC (“Ventures”).

The principal subsidiaries of First Southwest are First Southwest Company (“FSC”), a broker-dealer registered with the SEC and the Financial Industry Regulatory Authority and a member of the New York Stock Exchange, and First Southwest Asset Management, Inc., a registered investment advisor under the Investment Advisors Act of 1940.

The consolidated financial statements include the accounts of the above-named entities. All significant intercompany transactions and balances have been eliminated. Noncontrolling interests have been recorded for minority ownership in entities that are not wholly owned and are presented in compliance with the provisions of Noncontrolling Interest in Subsidiary Subsections of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

PlainsCapital also owns 100% of the outstanding common securities of PCC Statutory Trusts I, II, III and IV (the “Trusts”), which are not included in the consolidated financial statements under the requirements of the Variable Interest Entities Subsections of the ASC, because the primary beneficiaries of the Trusts are not within the consolidated group.

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates regarding the allowance for loan losses, the fair values of financial instruments, the amounts receivable under the loss-share agreements with the FDIC (“FDIC Indemnification Asset”), reserves for losses and loss adjustment expenses, the mortgage loan indemnification liability, and the potential impairment of assets are particularly subject to change. The Company has applied its critical accounting policies and estimation methods consistently in all periods presented in these consolidated financial statements. As discussed in Note 2 to the consolidated financial statements, the purchase date valuations for certain identifiable assets acquired and liabilities assumed in the FNB Transaction are considered preliminary because management made significant estimates and exercised significant judgment in estimating fair values and accounting associated with the real estate appraisal validation exercise due to the short time period between the Bank Closing Date and December 31, 2013.

The presentation of the Company’s historical consolidated financial statements has been modified and certain items in the prior period financial statements have been reclassified to conform to the current period presentation, which is more consistent with that of a financial institution that provides an array of financial products and services.

Certain reclassifications have been made to the prior period consolidated financial statements to conform with the current period presentation. In addition, the Company revised its historical consolidated balance sheets to correct the classification of certain noninterest-bearing deposits. The correction resulted in an increase in noninterest-bearing deposits and a decrease in interest-bearing deposits of $1.3 billion and $1.0 billion at December 31, 2013 and 2012, respectively, and the correction of the deposits note to the consolidated financial statements. Management has evaluated the impact of the correction as immaterial to previously issued financial statements; however, has elected to revise such amounts in the accompanying consolidated financial statements. The Company will similarly revise the consolidated balance sheets and deposits note to the quarterly and annual consolidated financial statements in its future filings.

Hilltop owns 100% of the outstanding stock of PlainsCapital. PlainsCapital owns 100% of the outstanding stock of the Bank and 100% of the membership interest in PlainsCapital Equity, LLC. The Bank owns 100% of the outstanding stock of PrimeLending, a PlainsCapital Company (“PrimeLending”) and PCB-ARC, Inc. The Bank has a 100% membership interest in First Southwest Holdings, LLC (“First Southwest”) and PlainsCapital Securities, LLC, as well as a 51% voting interest in PlainsCapital Insurance Services, LLC.

Hilltop also owns 100% of NLC, which operates through its wholly owned subsidiaries, National Lloyds Insurance Company (“NLIC”) and American Summit Insurance Company (“ASIC”).

PrimeLending owns a 100% membership interest in PrimeLending Ventures Management, LLC, the controlling and sole managing member of PrimeLending Ventures, LLC (“Ventures”).

The principal subsidiaries of First Southwest are First Southwest Company (“FSC”), a broker-dealer registered with the Securities and Exchange Commission (the “SEC”) and the Financial Industry Regulatory Authority, and First Southwest Asset Management, Inc., a registered investment advisor under the Investment Advisors Act of 1940.

The consolidated financial statements include the accounts of the above-named entities. All significant intercompany transactions and balances have been eliminated. Noncontrolling interests have been recorded for minority ownership in entities that are not wholly owned and are presented in compliance with the provisions of Noncontrolling Interest in Subsidiary Subsections of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

PlainsCapital also owns 100% of the outstanding common stock of PCC Statutory Trusts I, II, III and IV (the “Trusts”), which are not included in the consolidated financial statements under the requirements of the Variable Interest Entities Subsections of the ASC, because the primary beneficiaries of the Trusts are not within the consolidated group.